Columbia Funds Series Trust II

225 Franklin Street

Boston, MA 02110

April 24, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Columbia Funds Series Trust II (the "Registrant")

Registration Statement on Form N-14 (File No. 333-236646)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "Securities Act"). In this regard, we certify that the form of prospectus and statement of additional information that would have been filed under paragraph (b) of Rule 497 under the Securities Act would not have differed from that contained in the Form N-14 registration statement for the Registrant (Pre-Effective Amendment No. 1) (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 14, 2020 via EDGAR (Accession Number 0001193125-20-105469).

Very truly yours,

By: /s/ Christopher O. Petersen

Christopher O. Petersen President